Discontinued Operations (Notes)	3 Months Ended
Mar. 31, 2014
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations
Discontinued Operations

During the quarter ended June 30, 2014, management committed to a plan to sell five floaters. The ENSCO 5000, ENSCO 5001, ENSCO 5002, ENSCO 6000 and ENSCO 7500 were removed from our portfolio of rigs marketed for contract drilling services and are being actively marketed for sale. The operating results from these rigs were included in (loss) income from discontinued operations, net in our condensed consolidated statement of income for the quarters ended March 31, 2014 and 2013.

In connection with the sale of the ENSCO 7500, we will be required to pay the outstanding principal on the 6.36% MARAD bonds due 2015, which are collateralized by this rig. The outstanding principal balance on this bond is $25.3 million as of March 31, 2014, of which $12.7 million is included in current maturities of long-term debt on our condensed consolidated balance sheet as of March 31, 2014.

During the quarter ended June 30, 2014, we sold ENSCO 85 for net proceeds of $64.4 million. The rig was classified as held for sale as of March 31, 2014. ENSCO 85 operating results were included in (loss) income from discontinued operations, net in our condensed consolidated statement of income for the quarters ended March 31, 2014 and 2013.

During the quarter ended March 31, 2014, we sold ENSCO 69 and Pride Wisconsin for net proceeds of $32.2 million. These rigs were classified as held for sale as of December 31, 2013. The proceeds from the sale were received in December 2013 and included in net cash used in investing activities of discontinued operations in our consolidated statement of cash flows for the year ended December 31, 2013 in our annual report on Form 10-K for the year ended December 31, 2013. ENSCO 69 and Pride Wisconsin operating results were included in (loss) income from discontinued operations, net in our condensed consolidated statement of income for the quarters ended March 31, 2014 and 2013. We recognized a gain of $19.4 million in connection with the disposal, which was also included in (loss) income from discontinued operations, net in our condensed consolidated statement of income for the quarter ended March 31, 2014.

During the first quarter of 2013, we sold Pride Pennsylvania for net proceeds of $15.5 million. The rig was classified as held for sale and included in discontinued operations during 2012 in connection with the sale of multiple rigs in our fleet. The proceeds from the sale were included in investing activities of discontinued operations in our condensed consolidated statement of cash flows for the quarter ended March 31, 2013. We recognized a loss of $1.1 million in connection with the disposal, which was included in (loss) income from discontinued operations, net, in our condensed consolidated statement of income for the quarter ended March 31, 2013. Pride Pennsylvania operating results were included in (loss) income from discontinued operations, net in our condensed consolidated statement of income for the quarter ended March 31, 2013.

The following table summarizes (loss) income from discontinued operations, net, for the quarters ended March 31, 2014 and 2013 (in millions):

	2014	2013
Revenues	$57.1	$109.7
Operating expenses	96.2	102.3
Operating (loss) income	(39.1)	7.4
Other income	—	.3
Income tax expense	(1.6)	(0.9)
Income (loss) on disposal of discontinued operations, net	19.4	(1.1)
(Loss) income from discontinued operations, net	$(21.3)	$5.7

Debt and interest expense are not allocated to our discontinued operations.